Current and Deferred Income Tax Table (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Income Tax Expense Benefit [Line Items]
Current tax	$ 1,024	$ 438	$ 2,146
Deferred tax	(28)
Income tax expenses	$ 996	$ 438	$ 2,146